SUBSEQUENT EVENTS - First Lien Mortgage Loan (Details) - Subsequent event $ in Millions	2 Months Ended
Aug. 16, 2021 USD ($) entity
Subsequent Event [Line Items]
First mortgage bond | $	$ 650.0
First lien mortgage loan on number of single purpose entities | entity	114